Loans - Risk category of loans by class (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 283,339	$ 263,973
Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	278,534	260,664
Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,425	116
Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	3,380	3,193
Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate loans: | Secured by one-to-four family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	221,602	206,894
Real estate loans: | Secured by one-to-four family residences | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	218,222	203,815
Real estate loans: | Secured by one-to-four family residences | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	494	116
Real estate loans: | Secured by one-to-four family residences | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	2,886	2,963
Real estate loans: | Secured by one-to-four family residences | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate loans: | Secured by multi-family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	10,241	10,650
Real estate loans: | Secured by multi-family residences | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	10,241	10,650
Real estate loans: | Secured by multi-family residences | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate loans: | Secured by multi-family residences | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate loans: | Secured by multi-family residences | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate loans: | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	4,898	10,750
Real estate loans: | Construction | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	4,898	10,750
Real estate loans: | Construction | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate loans: | Construction | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate loans: | Construction | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate loans: | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	22,492	14,803
Real estate loans: | Commercial real estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	21,313	14,803
Real estate loans: | Commercial real estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	931	0
Real estate loans: | Commercial real estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	248	0
Real estate loans: | Commercial real estate | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate loans: | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	16,766	17,127
Real estate loans: | Home equity lines of credit | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	16,565	16,897
Real estate loans: | Home equity lines of credit | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate loans: | Home equity lines of credit | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	201	230
Real estate loans: | Home equity lines of credit | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Other Loans Portfolio Segment | Commercial & industrial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	7,290	3,679
Other Loans Portfolio Segment | Commercial & industrial loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	7,245	3,679
Other Loans Portfolio Segment | Commercial & industrial loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Other Loans Portfolio Segment | Commercial & industrial loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	45	0
Other Loans Portfolio Segment | Commercial & industrial loans | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Other Loans Portfolio Segment | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	50	70
Other Loans Portfolio Segment | Other loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	50	70
Other Loans Portfolio Segment | Other loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Other Loans Portfolio Segment | Other loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Other Loans Portfolio Segment | Other loans | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 0	$ 0